SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) (Parenthetical) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 19, 2024 USD ($) $ / shares shares	Dec. 18, 2023 shares	Feb. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Issue of equity shares		100		16,800,000	2,307,693,000
Offering proceeds gross | $				$ 2,577,147	$ 7,172,399
American Depositary Shares [member]
IfrsStatementLineItems [Line Items]
Issue of equity shares	16,800,000	100	3,846,155
Number of shares issued	560,000	600	600
Ordinary shares, totaling			2,307,693,000
Ordinary shares per share | $ / shares	$ 2.00		$ 1.30
Offering proceeds gross | $	$ 2		$ 5
Number of shares issued	440,000
Number of shares issued | $ / shares	$ 0.001
American Depositary Shares [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			250,000
Warrant exercisable price , per share | $ / shares			$ 1.625
Description of term of expiring year			expiring in 5 years from issue date
American Depositary Shares [member] | Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	13,200,000
Ordinary shares per share | $ / shares	$ 1.999